Property and Equipment, net (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation	$ 2,184	$ 17,055	$ 81,434
Capitalized computer software		$ 54,677